Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

Basis of Accounting

The accompanying financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP). Fully benefit-responsive investment contracts (FBRICs) are reported at contract value, which is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Investment Valuation and Income Recognition

With the exception of FBRIC's and collective investment trusts, the Plan’s investments are stated at fair value, as further defined in Note 3. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes receivable from participants are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Use of Estimates in Preparation of Financial Statements

The preparation of the accompanying financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that directly affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results may differ from these estimates and are subject to change in the near term.

Payment of Benefits

Benefits are recorded when paid.

Expenses

Expenses related to the administration of the Plan are not paid by the Company. Investment expenses are paid by the Plan and reimbursed by the Company, at its discretion. Loan fees are charged to the participant’s account requesting the loan. Investment related expenses of $62,571 are included in the 2025 net appreciation of fair value of investments.

Risk and Uncertainties

The Plan’s investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the value of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.

Subsequent Events

Subsequent events have been evaluated through the date the financial statements were available to be issued.